Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 96.4%
Aerospace & Defense – 2.8%
L3Harris Technologies Inc	110,541	$22,404,450
Teledyne Technologies Inc*	62,429	25,823,756
		48,228,206
Airlines – 0.9%
Ryanair Holdings PLC (ADR)*	142,775	16,419,125
Auto Components – 0.6%
Visteon Corp*	82,584	10,071,119
Banks – 0.8%
SVB Financial Group*	29,535	14,580,248
Biotechnology – 2.7%
Abcam PLC (ADR)*	215,589	4,143,621
Ascendis Pharma A/S (ADR)*	43,225	5,570,838
BioMarin Pharmaceutical Inc*	129,925	9,810,637
Emergent BioSolutions Inc*	76,628	7,119,507
Neurocrine Biosciences Inc*	116,595	11,338,864
RPI International Holdings LP (144A)	125,340	5,193,964
Sarepta Therapeutics Inc*	56,447	4,206,995
		47,384,426
Capital Markets – 4.4%
Cboe Global Markets Inc	110,721	10,927,055
Charles Schwab Corp	163,568	10,661,362
LPL Financial Holdings Inc	315,917	44,910,761
MSCI Inc	25,152	10,545,731
		77,044,909
Commercial Services & Supplies – 3.0%
Cimpress PLC*	150,495	15,069,064
Edenred	264,375	13,807,604
Ritchie Bros Auctioneers Inc	396,580	23,219,759
		52,096,427
Containers & Packaging – 1.3%
Sealed Air Corp	473,498	21,695,678
Diversified Consumer Services – 1.6%
Courser Inc*	46,385	2,087,325
frontdoor Inc*	193,893	10,421,749
Terminix Global Holdings Inc*	317,907	15,154,627
		27,663,701
Electric Utilities – 1.4%
Alliant Energy Corp	432,894	23,445,539
Electrical Equipment – 1.9%
Sensata Technologies Holding PLC*	572,505	33,176,665
Electronic Equipment, Instruments & Components – 5.6%
Dolby Laboratories Inc	134,845	13,311,898
Flex Ltd*	1,318,764	24,146,569
National Instruments Corp	435,884	18,823,651
TE Connectivity Ltd	313,977	40,537,570
		96,819,688
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	197,478	8,548,823
Equity Real Estate Investment Trusts (REITs) – 2.6%
Crown Castle International Corp	77,738	13,381,042
Lamar Advertising Co	330,604	31,050,328
		44,431,370
Health Care Equipment & Supplies – 8.5%
Boston Scientific Corp*	769,915	29,757,215
Cooper Cos Inc	93,339	35,850,576
Dentsply Sirona Inc	284,648	18,163,389
ICU Medical Inc*	80,495	16,536,893
STERIS PLC	95,125	18,119,410
Teleflex Inc	39,002	16,203,771
Varian Medical Systems Inc*	75,612	13,347,786
		147,979,040
Hotels, Restaurants & Leisure – 0.8%
Aramark	350,144	13,228,440
Information Technology Services – 11.2%
Amdocs Ltd	387,547	27,186,422
Broadridge Financial Solutions Inc	241,504	36,974,262
Euronet Worldwide Inc*	36,232	5,010,886
Fidelity National Information Services Inc	197,756	27,806,471

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Global Payments Inc	147,629	$29,759,054
GoDaddy Inc*	401,358	31,153,408
WEX Inc*	145,343	30,408,662
Wix.com Ltd*	21,583	6,026,405
		194,325,570
Insurance – 6.0%
Aon PLC	171,893	39,554,298
Intact Financial Corp	265,057	32,486,095
Oscar Health Inc - Class A*,#	115,389	3,101,656
WR Berkley Corp	386,597	29,130,084
		104,272,133
Internet & Direct Marketing Retail – 1.0%
Wayfair Inc*	57,346	18,049,653
Life Sciences Tools & Services – 3.6%
Illumina Inc*	30,804	11,830,584
PerkinElmer Inc	97,565	12,516,614
PRA Health Sciences Inc*	134,193	20,575,813
Waters Corp*	62,252	17,690,151
		62,613,162
Machinery – 2.9%
Ingersoll Rand Inc*	423,575	20,844,126
Rexnord Corp	385,364	18,146,791
Wabtec Corp	137,127	10,854,973
		49,845,890
Oil, Gas & Consumable Fuels – 1.3%
Magellan Midstream Partners LP	531,738	23,056,160
Pharmaceuticals – 2.6%
Bristol-Myers Squibb Co	152,263	9,612,363
Catalent Inc*	207,834	21,886,998
Elanco Animal Health Inc*	449,162	13,227,821
		44,727,182
Professional Services – 1.4%
CoStar Group Inc*	16,011	13,159,281
Verisk Analytics Inc	66,586	11,765,080
		24,924,361
Road & Rail – 1.8%
JB Hunt Transport Services Inc	188,686	31,712,456
Semiconductor & Semiconductor Equipment – 9.9%
KLA Corp	160,592	53,059,597
Lam Research Corp	45,514	27,091,753
Microchip Technology Inc	302,444	46,945,358
NXP Semiconductors NV	66,677	13,424,747
ON Semiconductor Corp*	738,759	30,739,762
		171,261,217
Software – 10.3%
Atlassian Corp PLC*	99,338	20,936,477
Ceridian HCM Holding Inc*	265,200	22,348,404
Constellation Software Inc/Canada	25,443	35,537,989
Dynatrace Inc*	215,998	10,419,743
j2 Global Inc*	55,481	6,649,953
Nice Ltd (ADR)*	166,487	36,289,171
SS&C Technologies Holdings Inc	626,587	43,779,634
Topicus.com Inc*	46,754	3,071,289
		179,032,660
Specialty Retail – 3.2%
Burlington Stores Inc*	44,186	13,202,777
CarMax Inc*	243,695	32,328,579
Vroom Inc*	235,012	9,163,118
		54,694,474
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear Inc*	528,850	16,214,541
Trading Companies & Distributors – 0.9%
Ferguson PLC	130,638	15,608,565
Total Common Stocks (cost $882,328,966)		1,673,151,428
Investment Companies– 3.7%
Money Markets – 3.7%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $64,118,538)	64,115,562	64,121,974
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	180,999	180,999

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0300%, 4/1/21	$45,250	$45,250
Total Investments Purchased with Cash Collateral from Securities Lending (cost $226,249)		226,249
Total Investments (total cost $946,673,753) – 100.1%		1,737,499,651
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(946,192)
Net Assets – 100%		$1,736,553,459

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,523,776,737	87.7%
Canada	110,529,673	6.4
Israel	42,315,576	2.4
Australia	20,936,477	1.2
Ireland	16,419,125	1.0
France	13,807,604	0.8
Denmark	5,570,838	0.3
United Kingdom	4,143,621	0.2

Total	$1,737,499,651	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$13,576	$3	$(3)	$64,121,974
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,863∆	-	-	180,999
Total Affiliated Investments - 3.7%	$16,439	$3	$(3)	$64,302,973

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 3.7%
Money Markets - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	67,878,884	74,023,331	(77,780,241)	64,121,974
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,859,857	25,313,752	(27,992,610)	180,999

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	5/27/21	(8,943,000)	$7,143,142	$25,138
Canadian Dollar	5/27/21	(285,000)	225,491	(1,349)
Euro	5/27/21	(4,506,000)	5,490,971	201,063

				224,852
Citibank, National Association:
Canadian Dollar	5/27/21	(5,326,000)	4,258,350	19,225
Canadian Dollar	5/27/21	(415,000)	328,214	(2,097)
Euro	5/27/21	1,474,000	(1,753,385)	(22,953)
Euro	5/27/21	(9,875,000)	12,063,148	470,196

				464,371
Credit Suisse International:
Canadian Dollar	5/27/21	(11,919,000)	9,516,487	29,795
Canadian Dollar	5/27/21	(1,266,000)	1,004,886	(2,761)
Euro	5/27/21	1,673,000	(2,027,095)	(63,043)
Euro	5/27/21	(2,261,000)	2,726,348	72,001

				35,992
HSBC Securities (USA), Inc.:
Canadian Dollar	5/27/21	(9,362,000)	7,475,785	24,286
Euro	5/27/21	(5,887,800)	7,218,148	306,049

				330,335
JPMorgan Chase Bank, National Association:
Canadian Dollar	5/27/21	505,000	(404,362)	(2,417)
Canadian Dollar	5/27/21	(923,000)	728,915	(5,729)
Euro	5/27/21	(13,404,000)	16,398,416	662,524

				654,378
State Street:
Canadian Dollar	5/27/21	(27,000)	21,552	62
Euro	5/27/21	(1,649,000)	2,020,648	84,772

				84,834
Total				$1,794,762

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 22,182,486
Forward foreign currency exchange contracts, sold	89,454,134

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $5,193,964, which represents 0.3% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$42,190,462	$5,193,964	$-
All Other	1,625,767,002	-	-
Investment Companies	-	64,121,974	-
Investments Purchased with Cash Collateral from Securities Lending	-	226,249	-
Total Investments in Securities	$1,667,957,464	$69,542,187	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,895,111	-
Total Assets	$1,667,957,464	$71,437,298	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$100,349	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $0 were transferred out of Level 3 to Level 1 since the current market for the securities with quoted prices are considered active.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-25-70302 05-21